Leases (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating lease liabilities	$ 5,445	$ 5,967
Rubicon Technologies L L C [Member] | Rubicon [Member]
Weighted-average remaining lease term	4 years 7 months 6 days	3 years 6 months
Weighted-average discount rate	11.43%	11.50%
Rubicon Technologies L L C [Member] | Cash [Member] | Rubicon [Member]
Operating lease liabilities	$ 2,000	$ 1,900